Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Party Transactions	Note 27 - Related Party Transactions (Amounts in thousands, except share, per share and per unit data) The Group had no related party activity in 2024, 2023 or 2022.